Warrants - Additional Information (Detail)			11 Months Ended	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Jun. 02, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jan. 31, 2021 $ / shares shares	Feb. 28, 2020 USD ($)
Class Of Warrant Or Right [Line Items]
Warrants outstanding	2,680,607		2,680,607	2,680,607
Fair value adjustment of warrants | $			$ 1,664,000	$ (22,132,000)
Adjustment to additional paid in capital warrants issued | $				$ 1,200,000
Share price | $ / shares	$ 0.01			$ 0.01
Number of trading days for determining the share price	20 days
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	8,625,000			8,625,000
Exercise price of warrants | $ / shares	$ 11.5			$ 11.5
Warrants and rights outstanding, term	5 years			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	0.361			0.361
Share price | $ / shares	$ 18			$ 18
Number of trading days for determining the share price				20 days
Number of consecutive trading days for determining the share price				30 days
Waiting period after which the share trading days are considered				30 days
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	783,129			783,129	313,252
Common Stock Warrants | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Class of warrant or right, Grand date fair value | $							$ 200,000
Warrants To Purchase Class A Common Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares	$ 0.01			$ 0.01
ClassOfWarrantsOrRightsWarrantsIssuedDuringThePeriod				5,248,183
Warrants and rights outstanding, term	10 years			10 years
Customer Warrants [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares						$ 1.152
Warrants and rights outstanding, term						10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,680,607
Customer Warrants [Member] | Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage						100
Customer Warrants [Member] | Class A Ordinary Shares | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage						50
Trinity Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued during period, Warrants				469,877
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $				$ 2,700,000
Fair value adjustment of warrants | $			$ 1,700,000	$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	783,129			783,129
Warrants Outstanding | $		$ 783,129
Warrant liability | $		$ 6,400,000